BALANCE SHEET (Parenthetical) (USD $)	Jun. 30, 2013	May 13, 2013	Sep. 30, 2012
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	50,010,000		10,000
Common stock, shares outstanding	50,010,000		10,000